Expense Example, No Redemption - AEW Global Focused Real Estate Fund - AEW Global Focused Real Estate Fund - Class C	Jan. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 193
Expense Example, No Redemption, 3 Years	785
Expense Example, No Redemption, 5 Years	1,404
Expense Example, No Redemption, 10 Years	$ 2,892